Segment and Geographic Information	3 Months Ended	12 Months Ended
	Jun. 28, 2013	Mar. 29, 2013
Segment and Geographic Information [Abstract]
Segment and Geographic Information
Segment Information

CSC is a global leader of information technology (IT) and professional services and solutions. During fiscal 2013, the Company had undertaken numerous organizational and operational changes to align the Company's leadership, assets, and operating model with this strategy. The new operating model supports the execution of CSC's strategy by facilitating the effective development, sales and support of a portfolio of next generation offerings for commercial and government clients. The redesigned operating model, which came into effect at the beginning of fiscal 2014, resulted in a change to the Company's reportable segments for fiscal 2014.

CSC's applications development, testing, and maintenance businesses were transferred from the former MSS segment to the former Business Solutions and Services segment, resulting in the new GIS and GBS reportable segments, respectively. There were no changes to the NPS reportable segment.

The Company’s new reportable segments are as follows:

•
GBS – The GBS segment comprises three units: Consulting, Industry Software & Solutions, and Applications Services. The Consulting business is a global leader in helping large organizations, public-sector entities, and local businesses innovate, transform, and create sustainable competitive advantage through a combination of industry, business process, technology, systems integration and change management expertise. Industry Software & Solutions is a leader in industry-based software, services, and business process services and outsourcing. Software solutions and process-based intellectual property power mission-critical transaction engines in insurance, banking, healthcare and life sciences. Applications Services optimizes and modernizes clients' application portfolio and information services sourcing strategy, enabling clients to capitalize on emerging services such as cloud, mobility, and big data within new commercial models such as the agile "as a Service - Economy" (aaS).

•
GIS – GIS provides managed and virtual desktop solutions, mobile device management, unified communications and collaboration services, data center management, compute and managed storage solutions to commercial clients globally. GIS also delivers CSC's next generation Cloud offerings, including secure Infrastructure as a Service (IaaS), private Cloud solutions, CloudMail and Storage as a Service (SaaS). To provide clients with uniquely differentiated offerings and expanded market coverage, GIS also collaborates with a select number of strategic partners. This collaboration helps CSC determine the best technology, road map and opportunities to differentiate solutions, augment capabilities, and jointly deliver impactful solutions. CSC seeks to capitalize on an emerging market trend - to rebundle the IT stack on virtualized infrastructure. GIS offerings are designed for any enterprise - from national, multinational and global enterprises. The GIS segment is similar to the former Managed Services Sector (MSS), absent the applications development, testing and maintenance businesses, which are now included in Global Business Services.

•
NPS – NPS delivers IT, mission, and operations-related services to the Department of Defense, civil agencies of the U.S. federal government, as well as other foreign, state and local government agencies. Commensurate with the Company's strategy, NPS is leveraging CSC's commercial best practices and next-generation technologies to bring scalable and more cost-effective IT solutions to government agencies that are seeking efficiency through innovation. Evolving government priorities such as: 1) IT efficiency, which includes data center consolidation and next generation cloud technologies, 2) cyber security, 3) immigration reform, 4) mission intelligence driven by big data solutions, and 5) health IT and informatics, drive demand for NPS offerings.

The following table summarizes operating results by reportable segment. Segment results for the quarter ended June 29, 2012 have been recast to reflect the change in reportable segments. In addition, segment results for the quarter ended June 29, 2012 have been adjusted from amounts previously reported to reflect discontinued operations (see Note 3).

(Amounts in millions)	GBS	GIS	NPS	Corporate	Eliminations	Total

Quarter ended June 28, 2013
Revenues	$1,077	$1,150	$1,053	$4	$(30)	$3,254
Operating income	106	82	121	—	—	309
Depreciation and amortization	40	174	37	3	—	254

Quarter ended June 29, 2012
Revenues	$1,273	$1,203	$1,183	$3	$(34)	$3,628
Operating income (loss)	71	16	93	(29)	—	151
Depreciation and amortization	47	173	40	2	—	262

Operating income (loss) provides useful information to the Company’s management for assessment of the Company’s performance and results of operations, and is one of the financial measures utilized to determine executive compensation.

A reconciliation of consolidated operating income to income from continuing operations before taxes is as follows:

	Quarter Ended
(Amounts in millions)	June 28, 2013	June 29, 2012
Operating income	$309	$151
Corporate G&A	(64)	(60)
Interest expense	(39)	(44)
Interest income	4	5
Other income (expense), net	1	(12)
Income from continuing operations before taxes	$211	$40

During the first quarter of fiscal 2014 and fiscal 2013, the Company recorded certain pre-tax out of period adjustments which should have been recorded in prior fiscal periods (see Note 4). The following tables summarize the effect of the pre-tax out of period adjustments on the GBS, GIS, and NPS segment results for the quarters ended June 28, 2013 and June 29, 2012, as if the adjustments had been recorded in the appropriate period:

	GBS
(Amounts in millions)	As Reported	Increase/ (Decrease)	Adjusted
Quarter ended June 28, 2013
Revenues	$1,077	$19	$1,096
Operating income	106	13	119
Depreciation and amortization	40	—	40

Quarter ended June 29, 2012
Revenues	$1,273	$8	$1,281
Operating income	71	(3)	68
Depreciation and amortization	47	1	48

	GIS
(Amounts in millions)	As Reported	Increase/ (Decrease)	Adjusted
Quarter ended June 28, 2013
Revenues	$1,150	$—	$1,150
Operating income	82	(3)	79
Depreciation and amortization	174	—	174

Quarter ended June 29, 2012
Revenues	$1,203	$—	$1,203
Operating income	16	1	17
Depreciation and amortization	173	(3)	170

	NPS
(Amounts in millions)	As Reported	Increase/ (Decrease)	Adjusted
Quarter ended June 28, 2013
Revenues	$1,053	$—	$1,053
Operating income	121	(1)	120
Depreciation and amortization	37	—	37

Quarter ended June 29, 2012
Revenues	$1,183	$(2)	$1,181
Operating income	93	3	96
Depreciation and amortization	40	—	40

Segment and Geographic Information

CSC is a global leader of information technology (IT) and professional services and solutions. During fiscal 2013, the Company undertook numerous organizational and operational changes to realign the Company's leadership, assets, and operating model. The new operating model supports the execution of CSC's strategy by facilitating the effective development, sales and support of a portfolio of next generation offerings for commercial and government clients. The redesigned operating model resulted in a change to the Company's reportable segments effective at the beginning of fiscal 2014.

CSC's applications development, testing, and maintenance businesses were transferred from the former MSS segment to the former Business Solutions and Services segment, resulting in the new GIS and GBS reportable segments, respectively. Cloud was identified as a fourth operating segment and is aggregated within the GIS reportable segment due to its relatively small size. There were no changes to the NPS reportable segment.

The Company's new reportable segments are as follows:

•
GBS - The GBS segment comprises three units: Consulting, Industry Software & Solutions, and Applications Services. The Consulting business is a global leader in helping large organizations, public-sector entities, and local businesses innovate, transform, and create sustainable competitive advantage through a combination of industry, business process, technology, systems integration and change management expertise. Industry Software & Solutions is a leader in industry-based software, services, and business process services and outsourcing. Software solutions and process-based intellectual property power mission-critical transaction engines in insurance, banking, healthcare and life sciences. Applications Services optimizes and modernizes clients' application portfolio and information services sourcing strategy, enabling clients to capitalize on emerging services such as cloud, mobility, and big data within new commercial models such as the agile "as a Service - Economy" (aaS).

•
GIS - GIS provides managed and virtual desktop solutions, mobile device management, unified communications and collaboration services, data center management, compute and managed storage solutions to commercial clients globally. GIS also delivers CSC's next generation Cloud offerings, including secure Infrastructure as a Service (IaaS), private Cloud solutions, CloudMail and Storage as a Service (SaaS). To provide clients with uniquely differentiated offerings and expanded market coverage, GIS also collaborates with a select number of strategic partners. This collaboration helps CSC determine the best technology, road map and opportunities to differentiate solutions, augment capabilities, and jointly deliver impactful solutions. CSC seeks to capitalize on an emerging market trend - to rebundle the IT stack on virtualized infrastructure. GIS offerings are designed for any enterprise - from national, multinational and global enterprises.

•
NPS - NPS delivers IT, mission, and operations-related services to the Department of Defense, civil agencies of the U.S. federal government, as well as other foreign, state and local government agencies. Commensurate with the Company's strategy, NPS is leveraging CSC's commercial best practices and next-generation technologies to bring scalable and more cost-effective IT solutions to government agencies that are seeking efficiency through innovation. Evolving government priorities such as: 1) IT efficiency, which includes data center consolidation and next generation cloud technologies, 2) cyber security, 3) immigration reform, 4) mission intelligence driven by big data solutions, and 5) health IT and informatics, drive demand for NPS offerings.

The following table summarizes operating results by reportable segment, which have been recast to reflect the change in reportable segments. In addition, these operating results have been recast from amounts previously reported to reflect the discontinued operations of two businesses sold during fiscal 2014, as well as the business that CSC has committed to a plan to sell (see Notes 3 and 21):

Twelve Months Ended
(Amounts in millions)	GBS(2)	GIS	NPS(1)	Corporate	Eliminations	Total
March 29, 2013
Revenues	$4,917	$4,743	$4,662	$13	$(140)	$14,195
Operating income (loss)	380	124	490	(116)	—	878
Depreciation and amortization	176	722	158	14	—	1,070

March 30, 2012
Revenues	$4,877	$4,840	$4,880	$13	$(134)	$14,476
Operating income (loss)	(1,280)	(142)	104	(65)	—	(1,383)
Depreciation and amortization	203	763	159	16	—	1,141

April 1, 2011
Revenues	$4,864	$4,790	$5,056	$14	$(127)	$14,597
Operating income (loss)	473	189	494	(72)	—	1,084
Depreciation and amortization	185	717	130	31	—	1,063

(1)	The fiscal 2012 amounts include $42 million reduction of revenue and $269 million in reduction in operating income as a result of the settlement of claims with the U.S. government (see Note 19).

(2)	The fiscal 2012 amounts include $204 million reduction of revenue and $1,485 million in reduction of operating income as a result of the charge associated with the NHS contract (see Note 18).

Operating income provides useful information to the Company’s management for assessment of the Company’s performance and results of operations. Components of the measure are utilized to determine executive compensation along with other measures.

Reconciliation of consolidated operating (loss) income to (loss) income from continuing operations before taxes is as follows:

	Twelve Months Ended
(Amounts in millions)	March 29, 2013	March 30, 2012	April 1, 2011
Operating income (loss)	$878	$(1,383)	$1,084
Corporate G&A	(293)	(219)	(138)
Interest expense	(183)	(174)	(167)
Interest income	22	38	37
Goodwill impairment	—	(2,745)	—
Other income (expense), net	25	(4)	11
Income (loss) from continuing operations before taxes	$449	$(4,487)	$827

During fiscal 2013, fiscal 2012, and fiscal 2011, the Company recorded certain pre-tax out-of-period adjustments which should have been recorded in prior fiscal years (See Note 2). The following tables summarize the effect of the pre-tax out-of-period adjustments on the Company's segment results for fiscal 2013, fiscal 2012 and fiscal 2011, if the adjustments had been recorded in the appropriate year.

Twelve Months Ended	GBS
(Amounts in millions)	As Reported	Increase/ (Decrease)	Adjusted

March 29, 2013
Revenues	$4,917	$13	$4,930
Operating income	380	(13)	367
Depreciation and amortization	176	1	177

March 30, 2012
Revenues	$4,877	$52	$4,929
Operating loss	(1,280)	58	(1,222)
Depreciation and amortization	203	—	203

April 1, 2011
Revenues	$4,864	$9	$4,873
Operating income	473	(6)	467
Depreciation and amortization	185	(1)	184

Twelve Months Ended	GIS
(Amounts in millions)	As Reported	Increase/ (Decrease)	Adjusted
March 29, 2013
Revenues	$4,743	$1	$4,744
Operating income	124	8	132
Depreciation and amortization	722	(3)	719

March 30, 2012
Revenues	$4,840	$(1)	$4,839
Operating income	(142)	18	(124)
Depreciation and amortization	763	(2)	761

April 1, 2011
Revenues	$4,790	$(8)	$4,782
Operating income	189	22	211
Depreciation and amortization	717	4	721

Twelve Months Ended	NPS
(Amounts in millions)	As Reported	Increase/ (Decrease)	Adjusted
March 29, 2013
Revenues	$4,662	$—	$4,662
Operating income	490	6	496
Depreciation and amortization	158	—	158

March 30, 2012
Revenues	$4,880	$5	$4,885
Operating income	104	10	114
Depreciation and amortization	159	—	159

April 1, 2011
Revenues	$5,056	$—	$5,056
Operating income	494	(11)	483
Depreciation and amortization	130	—	130

Revenue by country is based on the location of the selling business unit. Property and equipment, total assets and capital expenditures (purchase of property and equipment) information is based on the physical location of the asset. Geographic revenue, property and equipment, net, total assets, and capital expenditures for the three years ended March 29, 2013, March 30, 2012, and April 1, 2011, are as follows:

	March 29, 2013
(Amounts in millions)	United States	United Kingdom	Other Europe	Other International	Total
Revenue	$8,571	$1,729	$2,193	$1,702	$14,195
Property and Equipment, net	1,273	320	217	374	2,184
Total Assets	6,454	1,389	1,487	1,921	11,251
Capital Expenditures	290	70	80	128	568

	March 30, 2012
	United States	United Kingdom	Other Europe	Other International	Total
Revenue	$8,603	$1,576	$2,430	$1,867	$14,476
Property and Equipment, net	1,406	367	237	431	2,441
Total Assets	6,198	1,329	1,115	2,547	11,189
Capital Expenditures	444	77	90	218	829

	April 1, 2011
	United States	United Kingdom	Other Europe	Other International	Total
Revenue	$8,938	$1,869	$2,276	$1,514	$14,597
Property and Equipment, net	1,396	403	291	406	2,496
Total Assets	6,855	2,998	3,884	2,383	16,120
Capital Expenditures	577	116	100	179	972

The Company derives a significant portion of its revenues from departments and agencies of the U.S. federal government which accounted for 31%, 32%, and 33% of the Company’s revenues for fiscal 2013, fiscal 2012, and fiscal 2011, respectively. At March 29, 2013 and March 30, 2012, approximately 30% and 33% of the Company’s net accounts receivables was due from the U.S. federal government. No single commercial customer exceeded 10% of the Company’s revenues during fiscal 2013, fiscal 2012, or fiscal 2011.